EQUITY ACCOUNTED INVESTMENTS - Narrative (Details)	8 Months Ended	12 Months Ended
	Aug. 27, 2018 USD ($)	Dec. 31, 2019 USD ($) venture	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2018 USD ($)
Investments
GGP joint ventures acquired from business acquisition		$ 0	$ 10,829,000,000
Carrying value of joint ventures		(20,428,000,000)	(21,853,000,000)
Proceeds from sales of investments accounted for using equity method		1,109,000,000	1,140,000,000	$ 1,006,000,000
Equity method investment, additions		684,000,000	2,174,000,000
Carrying value		336,000,000	845,000,000
Joint ventures categorized as other threshold		250,000,000
Impact of deconsolidation due to loss of control and other		$ 50,000,000	$ 3,000,000
GGP
Investments
Bargain purchase gain				$ 442,000,000
Brookfield Premier Real Estate Partners Pooling LLC
Investments
Proportion of ownership interest in associate		0.00%	7.00%
Carrying value		$ 0	$ 106,000,000
Other
Investments
Number of joint ventures | venture		40
Carrying value of joint ventures		$ (3,119,000,000)	$ (3,592,000,000)
680 George Street
Investments
Proportion of ownership interest in joint venture		50.00%	50.00%
Carrying value of joint ventures		$ (340,000,000)	$ (319,000,000)
Brookfield Brazil Retail Fundo de Investimento em Participaçoes(2)
Investments
Proportion of ownership interest in joint venture		46.00%	46.00%
Carrying value of joint ventures		$ (335,000,000)	$ (309,000,000)
GGP
Investments
GGP joint ventures acquired from business acquisition	$ 10,829,000,000
Proportion of ownership interest in joint venture	34.00%
Carrying value of joint ventures					$ (7,843,000,000)
GGP | GGP | GGP
Investments
Proportion of ownership interest in associate	34.00%
BSREP III
Investments
Impact of deconsolidation due to loss of control and other		$ (1,434,000,000)	$ 0